BUSINESS COMBINATIONS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill	$ 73,676,370	$ 0
Accounts receivable	1,047,809	2,462,550
Other receivables	300,133	10,921
Property and equipment, net	10,194,930	35,384
Right-of-use assets, net	13,107	47,617
Total assets	103,988,552	43,633,731
Accounts payable	(878,429)	(169,137)
Short-term bank loans	(20,784)	0
Taxes payable	(1,354,965)	(740,966)
Due to related parties	(390,550)	(23,557)
Less: Total liabilities	(41,504,251)	$ (1,675,343)
Purchase Acquisition [Member] | , China Liberal Beijing, Oriental Wisdom, and Beijing Cloud Class Technology Co., Ltd
Net tangible liabilities	(1,781,547)
Goodwill	11,681,547
Total fair value of purchase price allocation	9,900,000
Consideration in the form of shares	7,700,000
Contingency consideration	2,200,000
Total consideration	9,900,000
Cash	4,467
Accounts receivable	687,612
Other receivables	23,211
Property and equipment, net	34,192
Intangible assets, net	468,482
Right-of-use assets, net	233,467
Total assets	1,451,431
Accounts payable	(1,028,338)
Short-term bank loans	(409,572)
Taxes payable	(35,425)
Due to related parties	(82,909)
Lease liability	(45,551)
Accrued expenses and other current liabilities	(1,631,183)
Less: Total liabilities	$ (3,232,978)